License Agreements	6 Months Ended
Jun. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
License Agreements	8. License Agreements The Company recorded nominal amounts for the six months ended June 30, 2020 and 2019, respectively, related to management fees in connection with the 2015 UCLB license agreement.